Financial and capital risk management (Details 7) $ in Millions	Dec. 31, 2024 USD ($)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 11
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(71)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(421)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(10)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(25)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(40)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(7)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(26)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (45)